IVY FUNDS, INC.

Supplement dated December 1, 2009
to the
Ivy Funds, Inc. Statement of Additional Information dated July 31, 2009 and as supplemented August 28, 2009 and October 7, 2009

The following information amends the disclosure regarding investing in foreign securities in the section entitled "Investment Restrictions and Limitations" for each of the following Funds:

Ivy Core Equity Fund
Ivy Small Cap Growth Fund

The Fund may invest up to 25% of its total assets in foreign securities.

The following information amends the disclosure regarding investing in non-investment grade debt securities in the section entitled "Investment Restrictions and Limitations" for each of the following Funds:

Ivy Capital Appreciation Fund
Ivy Core Equity Fund
Ivy Large Cap Growth Fund
Ivy Limited-Term Bond Fund
Ivy Mid Cap Growth Fund
Ivy Small Cap Growth Fund

The Fund may invest up to 10% of its total assets in non-investment grade debt securities.

The following information amends the disclosure regarding investing in non-investment grade debt securities in the section entitled "Non-Fundamental Investment Restrictions" for each of the following Funds:

Ivy Tax-Managed Equity Fund

The Fund may invest up to 10% of its total assets in non-investment grade debt securities.